REDEEMABLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2015
Redeemable Preferred Stock [Abstract]
Redeemable Preferred Stock [Text Block]
NOTE 6 – REDEEMABLE PREFERRED STOCK

Series A Preferred Stock

In May 2011, the Board of Directors authorized the issuance of up to 200 shares of Series A Preferred Stock (the “Series A preferred stock”).

The Series A preferred stock is entitled to preference over holders of junior stock upon liquidation in the amount of $5,000 plus any accrued and unpaid dividends; entitled to dividends as a preference to holders of junior stock at a rate of 5% per annum of the Stated Value of $5,000 per share, payable quarterly beginning on August 31, 2011 and are cumulative.  The holders of Series A preferred stock have no voting rights, however without the affirmative vote of all the holders of then outstanding shares of the Series A preferred stock, the Company cannot, (a) alter or change adversely the powers, preferences or rights given to the Series A preferred stock or alter or amend the Certificate of Designation.

The Series A preferred stock is mandatorily redeemable on December 31, 2014 (as modified) at a price equal to the Stated Value ($5,000) plus an amount equal to all accumulated and unpaid dividends.  If the Company fails to redeem at redemption, the unpaid redemption price will accrue at 14% per annum until paid.

The Series A preferred stock is convertible (as amended), automatically, inclusive of any accrued and unpaid dividends, immediately into the Company’s common stock upon the Company becoming subject to the reporting requirements under Section 13 or 15(d) of the Securities and Exchange Act of 1934, as amended at conversion price of $1.84 per share.

On June 23, 2014, upon the effectiveness of the Company’s registration statement, the Company issued an aggregate of 577,901 shares of its common stock in exchange for all the outstanding Series A preferred stock and accrued dividends of $141,331.

Series B Preferred Stock

On November 28, 2011, the Board of Directors authorized the issuance of up to 600 shares of Series B Preferred Stock (the “Series B preferred stock”).

The Series B preferred stock is entitled to preference over holders of junior stock upon liquidation in the amount of $5,000 plus any accrued and unpaid dividends; entitled to dividends as a preference to holders of junior stock at a rate of 5% per annum of the Stated Value of $5,000 per share, payable quarterly beginning on December 31, 2011 and are cumulative.  The holders of Series B preferred stock have no voting rights, however without the affirmative vote of all the holders of then outstanding shares of the Series B preferred stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series A preferred stock or alter or amend the Certificate of Designation.

The Series B preferred stock is mandatorily redeemable on December 31, 2014 at a price equal to the Stated Value ($5,000) plus an amount equal to all accumulated and unpaid dividends.  If the Company fails to redeem at redemption, the unpaid redemption price will accrue at 14% per annum until paid.

The Series B preferred stock is convertible (as amended), automatically, inclusive of any accrued and unpaid dividends, immediately into the Company’s common stock upon the Company becoming subject to the reporting requirements under Section 13 or 15(d) of the Securities and Exchange Act of 1934, as amended at conversion price of $2.02 per share.

On June 23, 2014, upon the effectiveness of the Company’s registration statement, the Company issued an aggregate of 493,818 shares of its common stock in exchange for all the outstanding Series B preferred stock and accrued dividends of $110,026.